Basis for preparation, consolidation and accounting policies - Additional information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / S/	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / S/
Basis for preparation, consolidation and accounting policies
Workers' profit sharing rate		8.00%
Qualifying asset, description		The Group defines a qualifying asset as one which requires a period greater than 12 months to get it ready for its intended use.
Applicable tax rate	29.50%	32.00%	32.00%	32.00%
Lease Liabilities		$ 7,473	$ 10,320
Right-of-use assets		$ 6,572	11,756
Lease term		10 years
Percentage of net revenues		1.00%
Finance income		$ 12,528	$ 9,057	$ 14,443
Maximum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		90 days
Mining Royalties Marginal Rate		12.00%
Useful life of intangible assets		10 years
Minimum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		5 days
Mining Royalties Marginal Rate		1.00%
Useful life of intangible assets		1 year
Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Workers' profit sharing rate		8.00%
Applicable tax rate		32.00%	32.00%	32.00%
Impairment loss		$ 19	$ 3,546
Lease Liabilities		50,623	59,592
Right-of-use assets		40,306	50,048	$ 57,505
Amortization expense of intangible assets		2,342	2,342	2,342
Progressive rate of sale						1.00%
Finance income		$ 40,623	36,285	$ 12,314
Sociedad Minera Cerro Verde S.A.A. | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income		12.00%
Sociedad Minera Cerro Verde S.A.A. | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Progressive rate of quarterly operating income		1.00%
Sociedad Minera Cerro Verde S.A.A. | Written put options
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate							0.2653		0.2693	3.705
Sociedad Minera Cerro Verde S.A.A. | Purchased call options
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate							0.2661	3.77	0.2699	3.713
Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Lease Liabilities		$ 6,101	7,412
Right-of-use assets		$ 5,150	$ 9,236
OSINERGMIN [Member] | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value			0.14%	0.14%	0.14%
OEFA [Member] | Sociedad Minera Cerro Verde S.A.A.
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value			0.10%	0.10%	0.10%